Ordinary Shares (Details) ¥ in Thousands, $ in Thousands, $ in Thousands			1 Months Ended							12 Months Ended
	Aug. 07, 2020 USD ($) shares	Jul. 04, 2016 CNY (¥)	Sep. 30, 2021 HKD ($) shares	Aug. 31, 2021 HKD ($) shares	May 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2019 Vote shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Ordinary Shares
Class B to Class A Ordinary Shares, Conversion Ratio									1
Cash paid										¥ 70	$ 11
Number of shares issued (in shares)							1,809,288,310			1,929,562,426	1,929,562,426
Number of shares outstanding (in shares)							1,809,288,310			1,929,562,426	1,929,562,426
Issuance of ordinary shares as treasury shares ( Shares)										6,404,416	6,404,416
Over-allotment option
Ordinary Shares
Net proceeds | $				$ 11,633,130
Follow-on offering
Ordinary Shares
Net proceeds | $			$ 1,634,462
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized							4,000,000,000		3,830,157,186	4,500,000,000	4,500,000,000
Number of votes entitled | Vote									1
Cash paid | $								$ 380,000
Share issuance, net of issuance costs (in shares)				100,000,000				66,086,955
Shares issued upon conversion of preferred shares (in shares)								1,045,789,275
Number of shares issued (in shares)							1,453,476,230			1,709,903,330	1,709,903,330
Number of shares outstanding (in shares)							1,453,476,230			1,573,750,346	1,573,750,346
Issuance of ordinary shares as treasury shares ( Shares)			13,869,700			34,000,000
Class A Ordinary Shares | IPO
Ordinary Shares
Share issuance, net of issuance costs (in shares)								190,000,000
Net proceeds | $								$ 1,042,137
Shares issued upon conversion of preferred shares (in shares)								1,045,789,275
Class A Ordinary Shares | Over-allotment option
Ordinary Shares
Cash paid | $	$ 157,320
Share issuance, net of issuance costs (in shares)	28,500,000						14,100,000
Class A Ordinary Shares | Follow-on offering
Ordinary Shares
Share issuance, net of issuance costs (in shares)							108,100,000
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized							500,000,000		240,000,000	500,000,000	500,000,000
Number of votes entitled | Vote									10
Number of shares issued (in shares)							355,812,080			355,812,080	355,812,080
Number of shares outstanding (in shares)							355,812,080			355,812,080	355,812,080
Class B Ordinary Shares | Mr. Li Xiang
Ordinary Shares
Share issuance, net of issuance costs (in shares)					108,557,400
Shares issued upon conversion of preferred shares (in shares)								115,812,080
Class B Ordinary Shares | IPO
Ordinary Shares
Shares issued upon conversion of preferred shares (in shares)								115,812,080
Series PreA shares | Beijing CHJ
Ordinary Shares
Cash paid | ¥		¥ 100,000